SEGMENT INFORMATION - Long-Lived Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long-lived Assets [Line Items]
Total long-lived assets	$ 6,073,825	$ 6,298,815	$ 6,565,366
Macau [Member]
Long-lived Assets [Line Items]
Total long-lived assets	5,224,203	5,522,756	5,752,786
The Philippines [Member]
Long-lived Assets [Line Items]
Total long-lived assets	78,641	88,950	118,495
Cyprus [Member]
Long-lived Assets [Line Items]
Total long-lived assets	618,678	586,753	663,633
Other [Member]
Long-lived Assets [Line Items]
Total long-lived assets	$ 152,303	$ 100,356	$ 30,452